Loans sales and securitizations (Details Textuals) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2013 Residential Mortgage [Member]	Dec. 31, 2012 Residential Mortgage [Member]	Dec. 31, 2011 Residential Mortgage [Member]	Dec. 31, 2013 Automobile Loan [Member]	Dec. 31, 2012 Automobile Loan [Member]	Dec. 31, 2011 Automobile Loan [Member]	Dec. 31, 2013 Small Business Association (SBA) Loan [Member]	Dec. 31, 2012 Small Business Association (SBA) Loan [Member]	Dec. 31, 2011 Small Business Association (SBA) Loan [Member]
Loans sales and securitizations (Textuals) [Abstract]
Servicing income				$ 43,800,000	$ 46,200,000	$ 49,100,000	$ 10,300,000	$ 8,700,000	$ 2,000,000	$ 6,300,000	$ 5,700,000	$ 4,900,000
Total loans transferred in securitization transactions							0	2,300,018,000	1,020,146,000
Gain or loss from sale of loans in securitizations and sales							0	42,251,000	15,454,000
Unpaid principal balance of third party serviced loans										885,400,000	758,300,000	555,500,000
Total of automobile loans transferred in securitization transactions (not used)	1,000,000,000	1,300,000,000	1,000,000,000
Unpaid principal balance of third party serviced loans				$ 15,200,000,000	$ 15,600,000,000	$ 15,900,000,000	$ 1,600,000,000	$ 2,500,000,000	$ 900,000,000